UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	December 31, 2009

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
January 28, 2010
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number		Name

     28-
     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	183

Form 13F Information Table Value Total:
	17,361,566 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form
13F file number(s) of all institutional
investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : December 31,
2009 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN
6COLUMN 7 COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMEOTHER VOTING
AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN
CALL DISCRETIMANAGERS SOLE SHARED NONE ABB LTD ADR (1 ORD SHR)
000375204 2,207 110,400SH SOLE 110,400 AGRIUM INC COMMON 008916108
398,307 6,088,460SH SOLE 6,088,460 AIR LIQUIDE ADR (0.2 ORD) 009126202
35,915 1,436,399SH SOLE 1,436,399 AKZO NOBEL V SP ADR (1 ORD) 010199305
2,844 40,985SH SOLE 40,985 ALSTOM SPON ADR 144A 021244207 1,311
174,000SH SOLE 174,000 APACHE CORP COMMON 037411105 87,840
813,500SH SOLE 813,500 APPLE INC COMMON 037833100 72,396 328,250SH
SOLE 328,250 APPLIED MATERIALS COMMON 038222105 73,885 5,064,250SH
SOLE 5,064,250 ASAHI GLASS SP ADR (10 ORD) 043393206 1,646 162,500SH
SOLE 162,500 AVERY DENNISON CORP COMMON 053611109 63,469
1,661,900SH SOLE 1,661,900 BG PLC ADR (5 ORDS) 055434203 52,795 557,400SH
SOLE 557,400 BP PLC ADR (6 ORDS) 055622104 95,136 1,568,060SH SOLE
1,568,060 BANK OF AMERICA CORP COMMON 060505104 73,827 4,683,900SH
SOLE 4,683,900 BANK OF MONTREAL COMMON 063671101 5,794 103,750SH
SOLE 103,750 BANK OF NOVA SCOTIA COMMON 064149107 564,297
11,464,790SH SOLE 11,464,790 BARRICK GOLD CORP COMMON CAD
067901108 205,532 4,957,349SH SOLE 4,957,349 BAYER A G SP ADR (1 ORD)
072730302 5,203 62,300SH SOLE 62,300 BAYERISCHE MOTOREN W SPON ADR
144A 072743206 901 56,700SH SOLE 56,700 BECTON DICKINSON COMMON
075887109 99,426 1,204,650SH SOLE 1,204,650 BOSTON SCIENTIFIC COMMON
101137107 381 40,500SH SOLE 40,500 BRISTOL MYERS SQUIBB COMMON
110122108 96,810 3,663,355SH SOLE 3,663,355 BROOKFIELD ASSET MGT
CLASS A LTD VTG 112585104 219,799 9,397,150SH SOLE 9,397,150 CAE INC
COMMON 124765108 57,348 6,539,100SH SOLE 6,539,100 CCL INDUSTRIES INC
CLASS B NON VTG 124900309 53,885 1,907,450SH SOLE 1,907,450 CVS
CAREMARK CORP COMMON 126650100 184,575 5,475,229SH SOLE 5,475,229
CDN IMP BANK COMMERC COMMON 136069101 4,911 72,056SH SOLE 72,056
CDN NATL RAILWAY COMMON 136375102 491,433 8,570,509SH SOLE
8,570,509 CDN NATURAL RES COMMON 136385101 476,165 6,265,335SH SOLE
6,265,335 CDN TIRE CORP CLASS A NON VTG 136681202 40,676 707,400SH
SOLE 707,400 CANON INC ADR (1 ORD) 138006309 44,567 1,006,195SH SOLE
1,006,195 CAPITALAND LTD ADR (2 ORD SHRS) 140547100 5,797 920,100SH
SOLE 920,100 CHEVRON CORP COMMON 166764100 612 7,600SH SOLE 7,600
CHICAGO BRIDGE & IRN N Y REGISTRY SH 167250109 614 29,000SH SOLE
29,000 CLAUDE RESOURCES INC COMMON 182873109 618 498,200SH SOLE
498,200 COACH INC COMMON 189754104 85,484 2,235,900SH SOLE 2,235,900
COCA-COLA CO COMMON 191216100 1,915 32,100SH SOLE 32,100 COLGATE PALMOLIVE CO COMMON 194162103 73,010 849,170SH SOLE 849,170
CORNING INCORPORATED COMMON 219350105 54,684 2,705,800SH SOLE
2,705,800 CREDIT SUISSE GRP SP ADR (0.25 ORD) 225401108 12,760 248,000SH
SOLE 248,000 DEUTSCHE BOERSE SPON ADR 144A 251542106 2,106 241,900SH
SOLE 241,900 E.ON AG ADR (0.3333 ORD SHS) 268780103 3,574 81,800SH SOLE
81,800 EAST JAPAN RAILWAY SPONS ADR 144A 273202101 3,118 282,400SH
SOLE 282,400 EBAY INC COMMON 278642103 77,892 3,162,945SH SOLE
3,162,945 ECOLAB INC COMMON 278865100 40,415 866,200SH SOLE 866,200
ELECTRONIC ARTS COMMON 285512109 80,847 4,351,980SH SOLE 4,351,980
EMERSON ELEC CO COMMON 291011104 428 9,600SH SOLE 9,600 ENCANA CORPORATION COMMON 292505104 414,742 12,158,960SH SOLE 12,158,960
ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 22,230 2,311,270SH SOLE 2,311,270 FIRST QUANTUM MNRL COMMON 335934105 1,451 18,074SH SOLE
18,074 FRANKLIN RES INC COMMON 354613101 590 5,350SH SOLE 5,350
GENERAL ELECTRIC CO COMMON 369604103 102,567 6,477,235SH SOLE
6,477,235 GILDAN ACTIVEWEAR COMMON 375916103 243,729 9,483,600SH
SOLE 9,483,600 GOLDCORP INC COMMON 380956409 237,639 5,747,002SH
SOLE 5,747,002 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 63,961
1,070,463SH SOLE 1,070,463 HEWLETT PACKARD CO COMMON 428236103
137,639 2,553,110SH SOLE 2,553,110 HONEYWELL INTL INC COMMON
438516106 96,460 2,351,150SH SOLE 2,351,150 HOYA CORP ADR(1 ORD SHR)
443251103 1,375 49,400SH SOLE 49,400 IAMGOLD CORP COMMON 450913108
44,130 2,672,900SH SOLE 2,672,900 IMPERIAL OIL LTD COMMON 453038408
401 9,850SH SOLE 9,850 INFOSYS TECHN LTD ADR(1 ORD SHR) 456788108
4,905 84,800SH SOLE 84,800 INTEL CORP COMMON 458140100 1,943 91,000SH
SOLE 91,000 INTL BUSINESS MCHN COMMON 459200101 2,517 18,370SH SOLE 18,370 INTERNATIONAL PAPER COMMON 460146103 981 35,000SH SOLE
35,000 JOHNSON & JOHNSON COMMON 478160104 113,159 1,678,634SH SOLE
1,678,634 JOHNSON MATTHEY PLC SP ADR 479142309 7,454 141,200SH SOLE
141,200 KOHLS CORP COMMON 500255104 69,735 1,235,500SH SOLE 1,235,500
L OREAL CO ADR (0.2 ORD) 502117203 29,806 1,277,100SH SOLE 1,277,100
ESTEE LAUDER CO CLASS A 518439104 50,730 1,002,300SH SOLE 1,002,300
MAGNA INTL INC CLASS A SUB VTG 559222401 398,221 7,476,931SH SOLE 7,476,931 MICROSOFT CORP COMMON 594918104 227,016 7,116,415SH SOLE
7,116,415 MITSUBISHI UFJ FINL ADR( 1 ORD SHRS) 606822104 3,909 759,170SH
SOLE 759,170 NASDAQ OMX GROUP COMMON 631103108 49,716 2,396,700SH
SOLE 2,396,700 NESTLE S A ADS (1 ORD SHRS) 641069406 78,538 1,552,037SH
SOLE 1,552,037 NINTENDO LTD ADR (0.125 ORD) 654445303 3,595 115,200SH
SOLE 115,200 NIPPON TELEG & TEL NEW ADR(0.50 ORD SH) 654624105 3,690 178,600SH SOLE 178,600 NORTHEAST UTILS COMMON 664397106 73,121
2,709,000SH SOLE 2,709,000 OPEN TEXT CORP COMMON 683715106 197,974
4,635,300SH SOLE 4,635,300 PEARSON PLC SP ADR (1 ORD) 705015105 316
21,000SH SOLE 21,000 PEPSICO INC COMMON 713448108 171,021 2,687,610SH
SOLE 2,687,610 PT TELEKOMUNIKAS IND ADR(40 SER B SHRS) 715684106
39,717 949,900SH SOLE 949,900 PFIZER INC COMMON 717081103 154,890
8,135,962SH SOLE 8,135,962 PHILIP MORRIS INTL COMMON 718172109 1,109
21,980SH SOLE 21,980 PRECISION DRILLING TRUST UNIT 740215108 691
90,322SH SOLE 90,322 PROCTER & GAMBLE CO COMMON 742718109 1,875
29,545SH SOLE 29,545 PRUDENTIAL FINL COMMON 744320102 292 5,600SH
SOLE 5,600 REED ELSEVIER N V SPONS ADR 144A 758204200 46,240
1,810,684SH SOLE 1,810,684 REED ELSEVIER NEW SPONSORED ADR
758205207 15 432SH SOLE 432 RESEARCH IN MOTION COMMON 760975102
634,181 8,928,348SH SOLE 8,928,348 REXAM PLC SP ADR NEW2001 761655406
349 14,000SH SOLE 14,000 ROCHE HLDG LTD NEW ADR( 4 ORD SHR)
771195104 74,299 1,682,240SH SOLE 1,682,240 ROGERS COMMUNICATION
CLASS B NON VTG 775109200 183,199 5,604,115SH SOLE 5,604,115 ROYAL
BANK CDA COMMON 780087102 601,388 10,662,909SH SOLE 10,662,909
ROYAL DUTCH SHELL ADR(2 ORD CL A) 780259206 252 4,000SH SOLE 4,000
SAP AG SPNS ADR(1 ORD SHR) 803054204 42,814 873,900SH SOLE 873,900
SCHLUMBERGER LTD COMMON 806857108 93,637 1,374,530SH SOLE
1,374,530 SIEMENS A G SP ADR 826197501 34,812 362,730SH SOLE 362,730
SPECTRA ENERGY CORP COMMON 847560109 67,540 3,146,390SH SOLE
3,146,390 SUN LIFE FNCL INC COMMON 866796105 274 9,061SH SOLE 9,061
SUNCOR ENERGY INC COMMON 867224107 706,447 18,985,409SH SOLE
18,985,409 SYSCO CORP COMMON 871829107 88,290 3,019,300SH SOLE
3,019,300 TAIWAN SEMICONDUCTOR SP ADR(5 ORD) 874039100 37,670
3,146,194SH SOLE 3,146,194 THOMSON REUTERS CORP COMMON 884903105
405,627 11,947,773SH SOLE 11,947,773 TIME WARNER INC COM NEW
887317303 945 31,000SH SOLE 31,000 TOMKINS PLC SP ADR (4 ORD)
890030208 2,323 177,600SH SOLE 177,600 TORAY INDUSTRIES ADR(10 ORDS)
890880206 9,376 165,800SH SOLE 165,800 TORONTO DOMINION BK COMMON 891160509 761,428 11,543,786SH SOLE 11,543,786 TOYOTA MTR CORP ADR (2
ORD) 892331307 47,779 542,435SH SOLE 542,435 UNILEVER N.V NY SHARES(1
ORD) 904784709 947 28,000SH SOLE 28,000 UNITED TECHNOLOGIES
COMMON 913017109 122,153 1,681,520SH SOLE 1,681,520 UPM KYMMENE
CORP SP ADR 915436109 435 35,100SH SOLE 35,100 VOLVO AKTIEBOLAGET
ADR (1 ORD) 928856400 8,020 905,800SH SOLE 905,800 WAL MART STORES
INC COMMON 931142103 108,958 1,947,740SH SOLE 1,947,740 WELLS FARGO
& CO COMMON 949746101 104,417 3,696,456SH SOLE 3,696,456 YAHOO INC
COMMON 984332106 555 31,600SH SOLE 31,600 YUM BRANDS INC COMMON
988498101 52,360 1,430,620SH SOLE 1,430,620 TALISMAN ENERGY INC
COMMON 8742SE103C 517,209 26,267,623SH SOLE 26,267,623 VALE S.A ADR(1
ORD SHR) 204412209 57,220 1,883,300SH SOLE 1,883,300 AT&T INC COMMON
00206R102 142,179 4,846,542SH SOLE 4,846,542 ALTRIA GROUP INC COMMON
02209S103 386 18,800SH SOLE 18,800 BCE INC COMMON 05534B760 406,647
14,022,324SH SOLE 14,022,324 BNP PARIBAS SP ADR(0.50 SH) 05565A202 8,902
211,800SH SOLE 211,800 BANCO SANTANDER SA ADR (1 ORD) 05964H105
18,068 1,050,099SH SOLE 1,050,099 BARRICK GOLD CORP COMMON USD
067901108C 6,100 148,000SH SOLE 148,000 BURLINGTN NRTHRN S F
COMMON 12189T104 227 2,200SH SOLE 2,200 CML HEALTHCARE IN FD
TRUST UNIT 12582P105 223 16,100SH SOLE 16,100 CAMECO CORP COMMON 13321L108 562,515 16,578,680SH SOLE 16,578,680 CDN PACIFIC RAILWAY
COMMON 13645T100 2,113 37,200SH SOLE 37,200 CENOVUS ENERGY
COMMON 15135U109 333,011 12,566,460SH SOLE 12,566,460 CISCO SYSTEMS
INC COMMON 17275R102 101,827 4,064,055SH SOLE 4,064,055 DEVON
ENERGY CORP COMMON 25179M103 769 10,000SH SOLE 10,000 DIAGEO P L C
SP ADR (4 ORD) 25243Q205 49,177 676,960SH SOLE 676,960 DUKE ENERGY
CORP COMMON 26441C105 234 13,000SH SOLE 13,000 EMBRAER-EMPRESA
BRAS ADR(4 ORD SHRS) 29081M102 28,264 1,221,400SH SOLE 1,221,400
ENBRIDGE INC COMMON 29250N105 40,501 832,840SH SOLE 832,840 EXELON
CORP COMMON 30161N101 125,665 2,456,920SH SOLE 2,456,920 EXPERIAN
PLC SPONSORED ADR 30215C101 7,538 722,400SH SOLE 722,400 EXXON
MOBIL CORP COMMON 30231G102 152,744 2,140,245SH SOLE 2,140,245 FNX
MINING COMMON 30253R101 1,595 138,000SH SOLE 138,000 FRANCE
TELECOM SP ADR (1 ORD) 35177Q105 31,028 1,174,570SH SOLE 1,174,570
GOLDMAN SACHS GROUP COMMON 38141G104 128,458 726,950SH SOLE
726,950 GOOGLE INC CLASS A 38259P508 128,869 198,605SH SOLE 198,605 CGI
GROUP INC CLASS A SUB VTG 39945C109 80,136 5,627,553SH SOLE 5,627,553
HENKEL AG & CO KGAA SPONSORED ADR 42550U109 420 9,000SH SOLE 9,000 IESI-BFC LTD COMMON 44951D108 182 10,800SH SOLE 10,800 IAMGOLD
CORP COMMON 450913108C 557 34,000SH SOLE 34,000 IVANHOE MINES
COMMON 46579N103 2,182 140,700SH SOLE 140,700 JPMORGAN CHASE & CO
COMMON 46625H100 137,422 3,151,025SH SOLE 3,151,025 KRAFT FOODS INC
CLASS A 50075N104 1,422 49,973SH SOLE 49,973 MDS INC COMMON
55269P302 51,943 6,342,300SH SOLE 6,342,300 MAGNA INTL INC CLASS A
559222401C 5,320 100,500SH SOLE 100,500 MANULIFE FINCL CORP COMMON 56501R106 597,494 30,910,206SH SOLE 30,910,206 MERCK & CO INC COMMON
58933Y105 199,234 5,209,705SH SOLE 5,209,705 MOSAIC CO COMMON
61945A107 77,743 1,243,620SH SOLE 1,243,620 NEXEN INC COMMON
65334H102 808 32,020SH SOLE 32,020 NOVARTIS AG ADR (1 ORD CHF)
66987V109 75,091 1,318,170SH SOLE 1,318,170 POTASH CORP OF SASK
COMMON 73755L107 261,024 2,281,875SH SOLE 2,281,875 POTASH CORP OF
SASK COMMON 73755L107C 4,383 38,600SH SOLE 38,600 RESEARCH IN
MOTION COMMON 760975102C 35,393 500,700SH SOLE 500,700 RESIN
SYSTEMS COMMON 76111T102 882 2,151,375SH SOLE 2,151,375 SCOTTISH
&SOUTH ENER ADR 81012K309 3,954 201,700SH SOLE 201,700 SHAW
COMMUNICATIONS CLASS B NON VTG 82028K200 462 21,300SH SOLE 21,300
STATOIL ASA SP ADR(1 ORD NOK2.5) 85771P102 5,837 223,900SH SOLE 223,900
TMX GROUP INC COMMON 87261X108 81,798 2,469,000SH SOLE 2,469,000
TELUS CORP COMMON 87971M103 106,087 3,110,133SH SOLE 3,110,133 TELUS
CORP NON VTG 87971M202 19 577SH SOLE 577 3M COMPANY COMMON
88579Y101 1,237 14,300SH SOLE 14,300 TIM HORTONS INC COMMON
88706M103 145,817 4,538,354SH SOLE 4,538,354 TIME WARNER CABLE
COMMON NEW 88732J207 99,850 2,305,000SH SOLE 2,305,000 TRANSALTA
CORP COMMON 89346D107 282,629 12,037,000SH SOLE 12,037,000
TRANSCANADA CORP COMMON 89353D107 254,557 7,033,914SH SOLE
7,033,914 TRANSCANADA CORP COMMON 89353D107C 1,277 35,500SH SOLE
35,500 ULTRA PETROLEUM COMMON 903914109C 71,859 1,377,050SH SOLE
1,377,050 VERIZON COMMUNICATNS COMMON 92343V104 99,233
2,861,896SH SOLE 2,861,896 VIACOM INC CLASS B 92553P201 54,121
1,739,356SH SOLE 1,739,356 VODAFONE GRP PLC ADR(10 ORDS) 92857W209
48,868 2,022,182SH SOLE 2,022,182 WPP PLC SP ADR(5 ORDS) 92933H101
46,757 918,300SH SOLE 918,300 WAL MART DE MEXICO SP ADR(10 SHS)
93114W107 52,417 1,114,200SH SOLE 1,114,200 WASTE MANAGEMENT INC
COMMON 94106L109 74,469 2,104,500SH SOLE 2,104,500 ACE LIMITED
COMMON H0023R105 148,152 2,808,650SH SOLE 2,808,650 TRANSOCEAN LTD
COMMON H8817H100 114,735 1,323,993SH SOLE 1,323,993 TYCO INTL LTD
COMMON H89128104 755 20,225SH SOLE 20,225 TYCO ELEC LTD COMMON
H8912P106 515 20,025SH SOLE 20,025 CHECK POINT SOFTWARE ORDINARY M22465104 35,335 996,500SH SOLE 996,500


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011